UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-21637

Name of Fund: Diversified Income Strategies Portfolio, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Diversified Income Strategies Portfolio, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)


                                         Face
Industry                               Amount   Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.5%     EUR  4,226,589   Aero Invest 1 SA, 10.677% due 3/01/2015 (d)(f)                        $   4,908,067
                               USD  3,000,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                        2,730,000
                                                                                                                      -------------
                                                                                                                          7,638,067
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 4.2%                   4,200,000   Delco Remy International, Inc., 8.15% due 4/15/2009 (b)                   3,906,000
                                    2,875,000   Exide Technologies, 10.50% due 3/15/2013 (d)                              2,170,625
                                    3,000,000   Stoneridge Inc., 11.50% due 5/01/2012                                     3,090,000
                                                                                                                      -------------
                                                                                                                          9,166,625
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 6.6%                 1,075,000   Emmis Communications Corp., 10.366% due 6/15/2012 (b)                     1,076,344
                                    2,000,000   Granite Broadcasting Corp., 9.75% due 12/01/2010                          1,860,000
                                      500,000   LIN Television Corp., 6.50% due 5/15/2013 (d)                               478,750
                                    4,000,000   Sirius Satellite Radio, Inc., 9.625% due 8/01/2013 (d)                    3,910,000
                                    4,000,000   XM Satellite Radio, Inc., 9.75% due 5/01/2009 (b)                         4,040,000
                                    3,000,000   Young Broadcasting Inc., 10% due 3/01/2011                                2,820,000
                                                                                                                      -------------
                                                                                                                         14,185,094
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 2.4%        5,000,000   New Skies Satellites NV, 9.573% due 11/01/2011 (b)                        5,137,500
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 5.5%                 5,000,000   CCO Holdings LLC, 8.616% due 12/15/2010 (b)                               4,875,000
                                    3,000,000   Cablevision Systems Corp. Series B, 8.716% due 4/01/2009 (b)              3,060,000
                                    4,000,000   Intelsat Bermuda Ltd., 8.695% due 1/15/2012 (b)(d)                        4,060,000
                                                                                                                      -------------
                                                                                                                         11,995,000
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 5.6%                    2,000,000   Huntsman LLC, 11.40% due 7/15/2011 (b)                                    2,117,500
                                    1,000,000   Nova Chemical Corp., 7.561% due 11/15/2013 (b)(d)                         1,020,000
                                    5,000,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                              5,275,000
                                    2,000,000   PolyOne Corp., 10.625% due 5/15/2010                                      2,060,000
                                    1,600,000   Tronox Worldwide LLC, 9.50% due 12/01/2012 (d)                            1,648,000
                                                                                                                      -------------
                                                                                                                         12,120,500
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.8%          2,000,000   Simmons Bedding Co., 7.875% due 1/15/2014                                 1,810,000
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                          2,200,000   Ames True Temper, Inc., 8.15% due 1/15/2012 (b)                           2,087,250
Non-Durables - 4.6%                 4,000,000   Chattem, Inc., 7.41% due 3/01/2010 (b)                                    4,030,000
                                    4,000,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                              3,920,000
                                                                                                                      -------------
                                                                                                                         10,037,250
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 3.3%            2,000,000   Primedia, Inc., 9.715% due 5/15/2010 (b)                                  1,980,000
                                    5,000,000   Universal City Florida Holding Co. I, 9% due 5/01/2010 (b)                5,062,500
                                                                                                                      -------------
                                                                                                                          7,042,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &              1,000,000   Chaparral Energy, Inc., 8.50% due 12/01/2015 (d)                          1,015,000
Production - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 4.4%               4,000,000   Aventine Renewable Energy Holdings, Inc., 10.491%
                                                due 12/15/2011 (b)(d)                                                     4,160,000
                                    3,000,000   Parker Drilling Co., 9.16% due 9/01/2010 (b)                              3,112,500
                                    2,175,000   SemGroup LP, 8.75% due 11/15/2015 (d)                                     2,196,750
                                                                                                                      -------------
                                                                                                                          9,469,250
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 1.7%                  4,000,000   Duane Reade, Inc., 8.991% due 12/15/2010 (b)                              3,700,000
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 2.3%                       4,000,000   Penn National Gaming, Inc., 6.75% due 3/01/2015                           3,870,000
                                    1,000,000   Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (d)                     1,000,000
                                                                                                                      -------------
                                                                                                                          4,870,000
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.9%                  2,000,000   Elan Finance Plc, 8.34% due 11/15/2011 (b)                                1,860,000
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 6.5%                      4,000,000   Builders FirstSource, Inc., 8.59% due 2/15/2012 (b)                       4,060,000
                                    1,500,000   Compression Polymers Corp, 10.46% due 7/01/2012 (b)(d)                    1,410,000
                                    4,335,000   Goodman Global Holding Co., Inc., 7.491% due 6/15/2012 (b)(d)             4,291,650
                                    4,500,000   Nortek, Inc., 8.50% due 9/01/2014                                         4,320,000
                                                                                                                      -------------
                                                                                                                         14,081,650
-----------------------------------------------------------------------------------------------------------------------------------

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)


                                         Face
Industry                               Amount   Corporate Bonds                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 7.7%                   Activant Solutions, Inc. (b)(d):
                               USD    500,000      10.054% due 4/01/2010                                              $     512,500
                                    2,000,000      10.065% due 4/01/2010                                                  2,050,000
                                    1,500,000      12.65% due 10/01/2011 (f)                                              1,537,500
                                    4,000,000   MagnaChip Semiconductor SA, 7.741% due 12/15/2011 (b)                     4,040,000
                                                Sungard Data Systems, Inc. (d):
                                    1,200,000      8.525% due 8/15/2013 (b)                                               1,243,500
                                    1,800,000      9.125% due 8/15/2013                                                   1,863,000
                                    2,000,000      10.25% due 8/15/2015                                                   2,020,000
                                    4,000,000   Telcordia Technologies Inc., 10% due 3/15/2013 (d)                        3,480,000
                                                                                                                      -------------
                                                                                                                         16,746,500
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 2.4%                      5,000,000   Felcor Lodging LP, 8.83% due 6/01/2011 (b)                                5,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 6.9%                2,975,000   Brand Services, Inc., 12% due 10/15/2012                                  3,123,750
                                    4,000,000   CPI Holdco, Inc., 9.672% due 2/01/2015 (b)                                3,896,128
                                      500,000   Chart Industries, Inc., 9.125% due 10/15/2015 (d)                           505,000
                                    2,650,000   Mueller Group, Inc., 10% due 5/01/2012                                    2,795,750
                                    3,000,000   Propex Fabrics, Inc., 10% due 12/01/2012                                  2,606,250
                                    2,500,000   Trimas Corp., 9.875% due 6/15/2012                                        2,050,000
                                                                                                                      -------------
                                                                                                                         14,976,878
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 3.9%                                Anchor Glass Container Corp.:
                                    3,114,000      10.886% due 9/15/2006                                                  3,176,280
                                    4,095,000      11.497% due 2/15/2013 (e)                                              2,968,875
                                    3,000,000   Wise Metals Group LLC, 10.25% due 5/15/2012                               2,310,000
                                                                                                                      -------------
                                                                                                                          8,455,155
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 4.5%                        5,000,000   Abitibi-Consolidated, Inc., 7.991% due 6/15/2011 (b)                      4,800,000
                                    2,000,000   Boise Cascade LLC, 7.025% due 10/15/2012 (b)                              1,940,000
                                    3,000,000   NewPage Corp., 10.50% due 5/01/2012 (b)                                   2,970,000
                                                                                                                      -------------
                                                                                                                          9,710,000
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 1.7%                                   Neiman-Marcus Group, Inc. (d):
                                    1,850,000      9% due 10/15/2015                                                      1,882,375
                                    1,800,000      10.375% due 10/15/2015                                                 1,820,250
                                                                                                                      -------------
                                                                                                                          3,702,625
-----------------------------------------------------------------------------------------------------------------------------------
Service - 2.7%                      5,000,000   HydroChem Industrial Services, Inc., 9.25% due 2/15/2013 (d)              4,800,000
                                    1,000,000   Neff Rental LLC, 11.25% due 6/15/2012 (d)                                 1,047,500
                                                                                                                      -------------
                                                                                                                          5,847,500
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 2.8%           2,000,000   Qwest Communications International, Inc., 7.84% due 2/15/2009 (b)         2,027,500
                                    4,000,000   Time Warner Telecom Holdings, Inc., 8.34% due 2/15/2011 (b)               4,090,000
                                                                                                                      -------------
                                                                                                                          6,117,500
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 1.8%               4,000,000   Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012 (d)                  3,860,000
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 2.0%                      4,000,000   Dynegy Holdings, Inc., 10.65% due 7/15/2008 (b)(d)                        4,225,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                            2,000,000   AirGate PCS, Inc., 7.90% due 10/15/2011 (b)                               2,075,000
Communications - 6.5%               5,000,000   Dobson Cellular Systems, 9% due 11/01/2011 (b)                            5,187,500
                                    4,000,000   IWO Holdings, Inc., 7.90% due 1/15/2012 (b)                               4,140,000
                                    2,500,000   US Unwired, Inc., 8.741% due 6/15/2010 (b)                                2,575,000
                                                                                                                      -------------
                                                                                                                         13,977,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Corporate Bonds (Cost - $215,940,388) - 95.7%                     206,947,094
-----------------------------------------------------------------------------------------------------------------------------------

                                                Fixed Rate Loan Interests
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 1.8%                  4,000,000   HealthSouth Corp. Term Loan A, 10.375% due 1/16/2011                      3,933,332
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Fixed Rate Loan Interests (Cost - $4,440,000) - 1.8%                3,933,332
-----------------------------------------------------------------------------------------------------------------------------------

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)


                                         Face
Industry                               Amount   Floating Rate Loan Interests (a)                                          Value
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                USD    500,000   Delta Air Lines, Inc. Term Loan B, 11.01% due 3/16/2008               $     519,000
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 6.1%                   2,890,021   Delphi Automotive Systems Term Loan B, 12.50% due 6/14/2011               3,008,633
                                    1,481,482   Intermet Corp. First Lien Term Loan, 9.09% due 11/08/2010                 1,507,407
                                      518,519   Intermet Corp. Letter of Credity, 9.09% due 11/08/2010                      527,593
                                    2,996,226   Metaldyne Corp. Term Loan D, 8.475%-8.577% due 12/31/2009                 2,995,477
                                    5,000,000   RJ Tower Corp. Tranche B Term Loan, 7.25% due 2/02/2007                   5,107,290
                                                                                                                      -------------
                                                                                                                         13,146,400
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 2.8%            EUR  5,000,000   SatBirds Capital Participations Second Lien Term Loan, 6.576%
                                                due 9/30/2013                                                             5,972,872
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%               USD  1,990,000   PQ Corp. Term Loan, 6.063%-6.313% due 2/11/2012                           2,005,548
                                    3,000,000   Wellman, Inc. Second Lien Term Loan, 11% due 2/10/2010                    3,054,999
                                                                                                                      -------------
                                                                                                                          5,060,547
-----------------------------------------------------------------------------------------------------------------------------------
Consumer -                          5,000,000   American Safety Razor Co. Tranche C Term Loan, 10.31%
Non-Durables - 2.3%                             due 8/28/2012                                                             5,075,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &              2,500,000   TXOK Acquisition Term Loan C, 8.875% due 9/27/2010
Production - 1.2%                                                                                                         2,531,250
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.5%               1,000,000   Scorpion Drilling Ltd. Second Lien Term Loan, 11.64%
                                                due 5/05/2015                                                             1,005,000
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 1.4%                       3,000,000   Resorts International Holdings LLC Second Lien Term Loan, 10.27%
                                                due 4/26/2013                                                             2,932,500
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 2.7%                      1,942,247   Lake at Las Vegas Joint Venture Term Loan, 6.911%-7.041%
                                                due 11/01/2009                                                            1,961,670
                                    4,000,000   Stile U.S. Acquisition Corp. Bridge Loan, 10.384% due 4/06/2015           4,000,000
                                                                                                                      -------------
                                                                                                                          5,961,670
-----------------------------------------------------------------------------------------------------------------------------------
Information                         5,500,000   Amkor Technology, Inc. Second Lien Term Loan, 8.88%
Technology - 3.4%                               due 10/27/2010                                                            5,647,813
                                    1,765,000   Fidelity National Information Solutions, Inc. Term Loan B, 5.864%
                                                due 3/09/2013                                                             1,772,328
                                                                                                                      -------------
                                                                                                                          7,420,141
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 2.1%                4,622,037   EaglePicher Holdings, Inc. Tranche B Term Loan, 10.25%
                                                due 8/07/2009                                                             4,603,877
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.8%                            Euramax International Plc:
                                      331,579      Second Lien Term Loan, 11.09% due 6/29/2013                              321,217
                                    1,496,250      Tranche 3 Term Loan B, 6.125% due 6/29/2012                            1,491,808
                                    2,168,421      Tranche 4 Second Lien Term Loan, 11.09% due 6/29/2013                  2,100,658
                                                                                                                      -------------
                                                                                                                          3,913,683
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 2.4%                    5,000,000   Graham Packaging Co. LP Second Lien Term Loan, 8.25%
                                                due 4/07/2012                                                             5,103,125
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 1.9%                                    White Birch Paper Co.:
                                    1,990,000      First Lien Term Loan, 7.42%-7.46% due 4/08/2012                        2,014,875
                                    2,000,000      Second Lien Term Loan, 11.71% due 4/08/2013                            2,010,000
                                                                                                                      -------------
                                                                                                                          4,024,875
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 1.9%                       4,000,000   American Reprographics Co. LLC Second Lien Term Loan, 10.636%
                                                due 12/18/2009                                                            4,100,000
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 1.4%           3,000,000   FairPoint Communications, Inc. Term Loan B, 5.563%-6.063%
                                                due 2/08/2012                                                             3,013,875
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 1.5%                      3,300,000   Covanta Energy Corp. Second Lien Term Loan, 9.461%-9.691%
                                                due 6/24/2013                                                             3,324,750
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Floating Rate Loan Interests (Cost - $78,308,746) - 35.9%          77,708,565
-----------------------------------------------------------------------------------------------------------------------------------

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                         Face
Industry                               Amount   Short-Term Securities                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
Commercial                     USD  5,000,000   Ford Motor Credit Corp., 4.62% due 12/19/2005
Paper** - 2.3%                                                                                                        $   4,988,450
-----------------------------------------------------------------------------------------------------------------------------------

                                   Beneficial
                                     Interest
-----------------------------------------------------------------------------------------------------------------------------------
                               USD    153,606   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (c)                 153,606
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Short-Term Securities (Cost - $5,142,056) - 2.4%                    5,142,056
-----------------------------------------------------------------------------------------------------------------------------------
                                                Total Investments  (Cost - $303,831,190*) - 135.8%                      293,731,047

                                                Liabilities in Excess of Other Assets - (35.8%)                         (77,366,284)
                                                                                                                      -------------
                                                Net Assets - 100.0%                                                   $ 216,364,763
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 303,734,571
                                                                  =============
      Gross unrealized appreciation                               $   1,539,644
      Gross unrealized depreciation                                 (11,543,168)
                                                                  -------------
      Net unrealized depreciation                                 $ (10,003,524)
                                                                  =============

** Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
(a) Floating rate loan interests which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(b)   Floating rate note.
(c) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                        Net           Interest
                                                     Activity          Income
      Affiliate
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
        Cash Sweep Series I                          $126,751          $5,747
      --------------------------------------------------------------------------

(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(f) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

      For Portfolio compliance purposes, the Portfolio's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Diversified Income Strategies Portfolio, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

      Swaps outstanding as of November 30, 2005 were as follows:
      -------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Unrealized
                                                                                                   Notional        Appreciation
                                                                                                    Amount        (Depreciation)
      -------------------------------------------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Credit Co. and receive 8.75%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2006                                                                      $ 3,000,000      $     (12,075)

      Sold credit default protection on General Motors Corp. and receive 5.25%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires June 2008                                                                          $ 5,000,000           (708,635)

      Sold credit default protection on ACES High Yield Index (10-13% Tranche) and receive 5%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires March 2010                                                                         $ 7,000,000           (271,894)

      Bought credit default protection on Chemtura Corp. and pay 1.30%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2010                                                                      $ 5,000,000             64,600

      Bought credit default protection on Chemtura Corp. and pay 1.35%

      Broker, Morgan Stanley Capital Services, Inc.
      Expires December 2010                                                                      $ 5,000,000             53,795

      Pay a fixed rate of 4.853% and receive a floating rate based on 3-month LIBOR

      Broker, Lehman Brothers Special Finance
      Expires March 2013                                                                         $31,000,000            244,388
      -------------------------------------------------------------------------------------------------------------------------
      Total                                                                                                       $    (629,821)
                                                                                                                  =============

      Currency Abbreviations
      EUR     Euro
      USD     U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Diversified Income Strategies Portfolio, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Diversified Income Strategies Portfolio, Inc.

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Diversified Income Strategies Portfolio, Inc.

Date: January 25, 2006


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Diversified Income Strategies Portfolio, Inc.

Date: January 25, 2006